Exhibit 99.1

CNH Equipment Trust 2008-B
$143,974,000.00 Class A-1 2.91675% Asset Backed Notes due June 12, 2009
$67,000,000.00 Class A-2a 4.040% Asset Backed Notes due April 15, 2011
$104,000,000.00 Class A-2b Floating Rate Asset Backed Notes due April 15, 2011
$110,000,000 Class A-3a 4.78% Asset Backed Notes due July 16, 2012
$60,000,000 Class A-3b Floating Rate Asset Backed Notes due July 16, 2012
$96,257,000 Class A-4a 5.60% Asset Backed Notes due November 17, 2014
$30,0000,000 Class A-4b Floating Rate Asset Backed Notes due November 17, 2014
$15,673,959 Class B 0.00% Asset Backed Notes due November 17, 2014
$0 Asset Backed Certificate

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnh.com
For additional information consult http://investors.cnh.com
	Cutoff Date			12/31/2008
	Date Added		4/30/2008	5/31/2008	6/30/2008	7/31/2008
	Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
	Scheduled Cashflows	0	10,449,902.12	0.00	0.00	0.00
		1	21,624,933.65	0.00	0.00	0.00
		2	12,303,136.55	0.00	0.00	0.00
		3	7,854,703.51	0.00	0.00	0.00
		4	6,670,632.61	0.00	0.00	0.00
		5	5,993,620.51	0.00	0.00	0.00
		6	6,746,235.97	0.00	0.00	0.00
		7	6,288,896.75	0.00	0.00	0.00
		8	6,944,131.68	0.00	0.00	0.00
		9	13,076,502.93	0.00	0.00	0.00
		10	12,778,025.25	0.00	0.00	0.00
		11	12,581,987.73	0.00	0.00	0.00
		12	33,805,900.73	0.00	0.00	0.00
		13	24,274,290.51	0.00	0.00	0.00
		14	11,836,758.24	0.00	0.00	0.00
		15	7,317,893.14	0.00	0.00	0.00
		16	5,942,932.97	0.00	0.00	0.00
		17	5,321,254.56	0.00	0.00	0.00
		18	5,950,658.52	0.00	0.00	0.00
		19	5,533,657.64	0.00	0.00	0.00
		20	6,152,810.20	0.00	0.00	0.00
		21	11,847,009.49	0.00	0.00	0.00
		22	11,640,509.82	0.00	0.00	0.00
		23	11,322,147.81	0.00	0.00	0.00
		24	31,771,754.73	0.00	0.00	0.00
		25	22,400,353.69	0.00	0.00	0.00
		26	10,211,252.81	0.00	0.00	0.00
		27	5,335,710.18	0.00	0.00	0.00
		28	4,040,841.74	0.00	0.00	0.00
		29	3,510,006.37	0.00	0.00	0.00
		30	4,092,409.38	0.00	0.00	0.00
		31	3,545,617.67	0.00	0.00	0.00
		32	4,056,675.52	0.00	0.00	0.00
		33	8,303,426.41	0.00	0.00	0.00
		34	8,778,348.65	0.00	0.00	0.00
		35	8,432,701.43	0.00	0.00	0.00
		36	23,822,217.19	0.00	0.00	0.00
		37	16,987,528.27	0.00	0.00	0.00
		38	7,264,582.25	0.00	0.00	0.00
		39	3,682,572.59	0.00	0.00	0.00
		40	2,629,420.42	0.00	0.00	0.00
		41	2,118,470.97	0.00	0.00	0.00
		42	2,438,084.80	0.00	0.00	0.00
		43	2,150,170.35	0.00	0.00	0.00
		44	2,745,267.52	0.00	0.00	0.00
		45	6,649,158.47	0.00	0.00	0.00
		46	6,720,574.20	0.00	0.00	0.00
		47	5,900,073.88	0.00	0.00	0.00
		48	18,943,011.78	0.00	0.00	0.00
		49	13,755,277.64	0.00	0.00	0.00
		50	4,506,357.95	0.00	0.00	0.00
		51	990,304.81	0.00	0.00	0.00
		52	313,365.44	0.00	0.00	0.00
		53	245,958.26	0.00	0.00	0.00
		54	185,104.39	0.00	0.00	0.00
		55	237,096.52	0.00	0.00	0.00
		56	245,358.70	0.00	0.00	0.00
		57	621,483.81	0.00	0.00	0.00
		58	879,962.27	0.00	0.00	0.00
		59	1,092,515.61	0.00	0.00	0.00
		60	3,161,550.50	0.00	0.00	0.00
		61	2,036,209.37	0.00	0.00	0.00
		62	580,016.08	0.00	0.00	0.00
		63	37,399.59	0.00	0.00	0.00
		64	0.00	0.00	0.00	0.00
		65	0.00	0.00	0.00	0.00
		66	0.00	0.00	0.00	0.00
		67	0.00	0.00	0.00	0.00
		68	0.00	0.00	0.00	0.00
		69	0.00	0.00	0.00	0.00
		70	0.00	0.00	0.00	0.00
		71	0.00	0.00	0.00	0.00
		72	12,144.33	0.00	0.00	0.00
		73	0.00	0.00	0.00	0.00
		74	0.00	0.00	0.00	0.00
		75	0.00	0.00	0.00	0.00
		76	0.00	0.00	0.00	0.00
		77	0.00	0.00	0.00	0.00
		78	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow		Total	509,688,869.43	0.00	0.00	0.00
Discount Rate			7.000%	7.000%	7.000%	7.000%
Beginning Contract Value			497,486,802.62	0.00	0.00	0.00
Scheduled Contract Value Decline			37,739,988.94	0.00	0.00	0.00
Unscheduled Contract Value Decline			12,769,620.19	0.00	0.00	0.00
Additional Contract Value Added			0.00	0.00	0.00	0.00
Ending Contract Value			446,977,193.49	0.00	0.00	0.00

CNH Equipment Trust 2008-B
$143,974,000.00 Class A-1 2.91675% Asset Backed Notes due June 12, 2009
$67,000,000.00 Class A-2a 4.040% Asset Backed Notes due April 15, 2011
$104,000,000.00 Class A-2b Floating Rate Asset Backed Notes due April 15, 2011
$110,000,000 Class A-3a 4.78% Asset Backed Notes due July 16, 2012
$60,000,000 Class A-3b Floating Rate Asset Backed Notes due July 16, 2012
$96,257,000 Class A-4a 5.60% Asset Backed Notes due November 17, 2014
$30,0000,000 Class A-4b Floating Rate Asset Backed Notes due November 17, 2014
$15,673,959 Class B 0.00% Asset Backed Notes due November 17, 2014
$0 Asset Backed Certificate

Dated Date (30/360)	12/15/2008
Dated Date (act/360)	12/15/2008
Scheduled Payment Date	1/15/2009
Actual Payment Date	1/15/2009
Days in accrual period (30/360)	30
Days in accrual period (act/360)	31
1 month LIBOR Rate	1.19500%
A-2b Note Rate for the next Interest Period	2.19500%
A-3b Note Rate for the next Interest Period	2.59500%
A-4b Note Rate for the next Interest Period	3.09500%
Note Distribution Account Deposit	$52,409,293.97
Certificate Distribution Account deposit	$496,599.79
First Principal Payment Amount	$0.00
Note Monthly Principal Distributable Amount	$50,509,609.13
Spread Account Initial Deposit	$16,299,528.94
Amount required to be deposited into the Collection Account during the calendar month	$53,294,895.52
Amounts to be paid to Backup Servicer as successor servicer to reimburse liquidation expenses	$0.00

Collateral Summary
Wtd. Average Discount Rate	7.000%
Beginning Contract Value	497,486,802.62
Scheduled Contract Value Decline	37,739,988.94
Unscheduled Contract Value Decline	12,769,620.19
Additional Contract Value Purchased	0.00
Ending Contract Value	446,977,193.49

Beginning Pre-funding Account Balance	0.00
Pre-funding Account Balance at [payment date]	$0.00
Pre-funding Account Balance at [payment date]	$0.00
Pre-funding Account Balance at [payment date]	$0.00
Pre-funding Account Balance at [final payment date]	$0.00
Ending Pre-funding Account Balance	0.00

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	497,486,802.62
Pool Balance as of end of last day of preceding Collection Period	497,486,802.62
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	446,977,193.49

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$53,294,895.52

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$53,294,895.52

Reinvestment Income (excluding Pre-funding Account)	$34,028.70
Reinvestment Income on Pre-funding Account)	$0.00

Net Swap Receipts	$0.00
Net Swap Termination Payments due Trust from the Swap CounterParty	$0.00

Total Collections + Reinvestment Income For The Period + Swap Receipt	$53,328,924.22

Other—Back-Up Servicing Account Investment Earnings	$113.76

Swap Termination Payments due to Swap CounterParty	$0.00
Prior Swap Termination Payment Shortfall	$0.00
Priority Swap Termination Payments
Total Swap Termination Payment due to Swap CounterParty	$0.00

CNH Equipment Trust 2008-B
$143,974,000.00 Class A-1 2.91675% Asset Backed Notes due June 12, 2009
$67,000,000.00 Class A-2a 4.040% Asset Backed Notes due April 15, 2011
$104,000,000.00 Class A-2b Floating Rate Asset Backed Notes due April 15, 2011
$110,000,000 Class A-3a 4.78% Asset Backed Notes due July 16, 2012
$60,000,000 Class A-3b Floating Rate Asset Backed Notes due July 16, 2012
$96,257,000 Class A-4a 5.60% Asset Backed Notes due November 17, 2014
$30,0000,000 Class A-4b Floating Rate Asset Backed Notes due November 17, 2014
$15,673,959 Class B 0.00% Asset Backed Notes due November 17, 2014
$0 Asset Backed Certificate

Actual Payment Date		General		Party Receiving	1/15/2009
		Purpose of		Fee or Expense
Calculation of Distributable Amounts		Fee or Expense		Amount
Backup Servicer Engaged?					YES
Current Backup Servicing Fee Due					$8,291.45
Past Due Backup Servicing Fee					$0.00
Total Backup Servicing Fee Due		Provide for backup servicer		SST	$8,291.45

CNH or SST?					CNH
Current Servicing Fee Due					$414,572.34
Past Due Servicing Fee					$0.00
Total Servicing Fee Due		Provide for servicer as required		NH Credit	$414,572.34
				Company LLC
Current Administration Fee Due		$500.00			$166.67
Past Due Administration Fee					$0.00
Total Administration Fee Due		Provide for trust administrator		CNH Capital	$166.67
				America LLC
Reimburseable Expenses of the Backup Servicer Due					$0.00
Past Due Reimburseable Expenses of the Backup Servicer					$0.00
Total Reimburseable Expenses of the Backup Servicer Due		To cover expenses of backup servicer		SST	$0.00

Reimburseable Expenses of the Servicer Due					$0.00
Past Due Reimburseable Expenses of the Servicer					$0.00
Total Reimburseable Expenses of the Servicer Due		To cover expenses of servicer		NH Credit	$0.00
				Company LLC
Total Principal Balance of Notes (Beginning of Period)					$497,486,802.62
A-1 notes Beginning Principal balance					$14,555,843.62
A-2a notes Beginning Principal balance					$67,000,000.00
A-2b notes Beginning Principal balance					$104,000,000.00
A-3a notes Beginning Principal balance					$110,000,000.00
A-3b notes Beginning Principal balance					$60,000,000.00
A-4a notes Beginning Principal balance					$96,257,000.00
A-4b notes Beginning Principal balance					$30,000,000.00
B notes Beginning Principal balance					$15,673,959.00

		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	2.91675%	2.91675%	act/360	$36,559.12
A-2a notes Current Interest Due	Fix	4.04000%	4.04000%	30/360	$225,566.67
A-2b notes Current Interest Due	Flt	1.00000%	4.11000%	act/360	$196,574.44
A-3a notes Current Interest Due	Fix	4.78000%	4.78000%	30/360	$438,166.67
A-3b notes Current Interest Due	Flt	1.40000%	4.88250%	act/360	$134,075.00
A-4a notes Current Interest Due	Fix	5.60000%	5.60000%	30/360	$449,199.33
A-4b notes Current Interest Due	Flt	1.90000%	5.72250%	act/360	$79,954.17
B notes Current Interest Due	Fix	0.00000%	0.00000%	30/360	$0.00

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-2b notes Past Due Interest					$0.00
A-3a notes Past Due Interest					$0.00
A-3b notes Past Due Interest					$0.00
A-4a notes Past Due Interest					$0.00
A-4b notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-2b notes Interest Due on Past Due Interest					$0.00
A-3a notes Interest Due on Past Due Interest					$0.00
A-3b notes Interest Due on Past Due Interest					$0.00
A-4a notes Interest Due on Past Due Interest					$0.00
A-4b notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$36,559.12
A-2a notes Total Interest Due					$225,566.67
A-2b notes Total Interest Due					$196,574.44
A-3a notes Total Interest Due					$438,166.67
A-3b notes Total Interest Due					$134,075.00
A-4a notes Total Interest Due					$449,199.33
A-4b notes Total Interest Due					$79,954.17
B notes Total Interest Due					$0.00
		1 Month LIBOR
		Fixed Coupon
A-1 Net Swap Payment Due		0.00000%			$0.00
A-2a Net Swap Payment Due		0.00000%			$0.00
A-2b Net Swap Payment Due		3.11000%			$162,514.44
A-3a Net Swap Payment Due		0.00000%			$0.00
A-3b Net Swap Payment Due		3.48250%			$112,383.33
A-4b Net Swap Payment Due		3.82250%			$64,691.67

A-2b Net Swap Payment Past Due					$0.00
A-3b Net Swap Payment Past Due					$0.00
A-4b Net Swap Payment Past Due					$0.00

A-2b Interest on Swap Payment Past Due					$0.00
A-3b Interest on Swap Payment Past Due					$0.00
A-4b Interest on Swap Payment Past Due					$0.00

A-2b Total Net Swap Payment Due					$162,514.44
A-3b Total Net Swap Payment Due					$112,383.33
A-4b Total Net Swap Payment Due					$64,691.67

A-2b Net Swap Receipt					$0.00
A-3b Net Swap Receipt					$0.00
A-4b Net Swap Receipt					$0.00

A-1 notes Principal Due					$14,555,843.62
A-2a notes Principal Due					$14,087,147.89
A-2b notes Principal Due					$21,866,617.62
A-3a notes Principal Due					$0.00
A-3b notes Principal Due					$0.00
A-4a notes Principal Due					$0.00
A-4b notes Principal Due					$0.00
Class B notes Principal Due					$0.00

Total notes Interest Due					$1,560,095.40
Total notes Principal Due					$50,509,609.13
Net Swap/Termination Payment Due					$339,589.44
Total notes Distributable Amount					$52,409,293.97

CNH Equipment Trust 2008-B
$143,974,000.00 Class A-1 2.91675% Asset Backed Notes due June 12, 2009
$67,000,000.00 Class A-2a 4.040% Asset Backed Notes due April 15, 2011
$104,000,000.00 Class A-2b Floating Rate Asset Backed Notes due April 15, 2011
$110,000,000 Class A-3a 4.78% Asset Backed Notes due July 16, 2012
$60,000,000 Class A-3b Floating Rate Asset Backed Notes due July 16, 2012
$96,257,000 Class A-4a 5.60% Asset Backed Notes due November 17, 2014
$30,0000,000 Class A-4b Floating Rate Asset Backed Notes due November 17, 2014
$15,673,959 Class B 0.00% Asset Backed Notes due November 17, 2014
$0 Asset Backed Certificate

Actual Payment Date	1/15/2009

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$53,328,924.22

Beginning Negative Carry Account	$0.00
Deposits from Negative Carry Account to Distribution Account	$0.00

Beginning Spread Account Balance	$16,299,528.94
Additional Deposit to Spread Account from Pre-funding	$0.00
Deposits from Spread Account to Distribution Account	$0.00

Beginning Principal Supplement Account	$0.00
Deposits from Principal Supplement Account to Distribution Account	$0.00

Beginning Pre-Funding Account Balance	$0.00
Deposits from Pre-funding Account to Distribution Account	$0.00

Total Cash Available	$53,328,924.22

Cash Allocation (Cashflow Waterfall)		Available
		Cash
Backup Servicing Fee Paid	$8,291.45
Backup Servicing Fee Shortfall	$0.00
		53,320,632.77
Servicing Fee Paid	$414,572.34
Servicing Fee Shortfall	$0.00
		$52,906,060.43
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$52,905,893.76
Net Swap Payment Paid	$339,589.44
Net Swap Payment Shortfall	$0.00

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$52,566,304.32

Cash Available to Pay Note Interest	$52,566,304.32
Cash Available to Pay Termination Payment	$52,566,304.32

Class A-1 notes Interest Paid	$36,559.12
Class A-2a notes Interest Paid	$225,566.67
Class A-2b notes Interest Paid	$196,574.44
Class A-3a notes Interest Paid	$438,166.67
Class A-3b notes Interest Paid	$134,075.00
Class A-4a notes Interest Paid	$449,199.33
Class A-4b notes Interest Paid	$79,954.17
		$51,006,208.92
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-2b notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-3b notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00
Class A-4b notes Interest Shortfall	$0.00

Swap Termination Payment Paid	$0.00
Swap Termination Payment Shortfall	$0.00

First Principal Payment Amount	$0.00
		$51,006,208.92
Class B notes Interest Paid	$0.00
Class B notes Interest Shortfall	$0.00
		$51,006,208.92
Class A-1 notes Principal Paid	$14,555,843.62
Class A-2a notes Principal Paid	$14,087,147.89
Class A-2b notes Principal Paid	$21,866,617.62
Class A-3a notes Principal Paid	$0.00
Class A-3b notes Principal Paid	$0.00
Class A-4a notes Principal Paid	$0.00
Class A-4b notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

		496,599.79
Deposits to Spread Account	$0.00

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		$496,599.79
Reimbursable expenses of the Backup Servicer Paid	$0.00
Reimbursable expenses of the Backup Servicer Shortfall	$0.00
		$496,599.79
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$496,599.79
Total Principal Balance of Notes (End of Period)	$446,977,193.49
A-1 notes Ending Principal balance	$0.00
A-2a notes Ending Principal balance	$52,912,852.11
A-2b notes Ending Principal balance	$82,133,382.38
A-3a notes Ending Principal balance	$110,000,000.00
A-3b notes Ending Principal balance	$60,000,000.00
A-4a notes Ending Principal balance	$96,257,000.00
A-4b notes Ending Principal balance	$30,000,000.00
B notes Ending Principal balance	$15,673,959.00

Release to Seller as Excess	$496,599.79	$496,599.79

CNH Equipment Trust 2008-B
$143,974,000.00 Class A-1 2.91675% Asset Backed Notes due June 12, 2009
$67,000,000.00 Class A-2a 4.040% Asset Backed Notes due April 15, 2011
$104,000,000.00 Class A-2b Floating Rate Asset Backed Notes due April 15, 2011
$110,000,000 Class A-3a 4.78% Asset Backed Notes due July 16, 2012
$60,000,000 Class A-3b Floating Rate Asset Backed Notes due July 16, 2012
$96,257,000 Class A-4a 5.60% Asset Backed Notes due November 17, 2014
$30,0000,000 Class A-4b Floating Rate Asset Backed Notes due November 17, 2014
$15,673,959 Class B 0.00% Asset Backed Notes due November 17, 2014
$0 Asset Backed Certificate

Actual Payment Date					1/15/2009

Summary and Factors					Amount	Factor	Per/$1007
	Total Principal Balance of Notes (Beginning of Period)				$497,486,802.62	0.7935602	$793.56
	A-1 notes Beginning Principal balance				$14,555,843.62	0.1011005	$101.10
	A-2a notes Beginning Principal balance				$67,000,000.00	1.0000000	$1,000.00
	A-2b notes Beginning Principal balance				$104,000,000.00	1.0000000	$1,000.00
	A-3a notes Beginning Principal balance				$110,000,000.00	1.0000000	$1,000.00
	A-3b notes Beginning Principal balance				$60,000,000.00	1.0000000	$1,000.00
	A-4a notes Beginning Principal balance				$96,257,000.00	1.0000000	$1,000.00
	A-4b notes Beginning Principal balance				$30,000,000.00	1.0000000	$1,000.00
	B notes Beginning Principal balance				$15,673,959.00	1.0000000	$1,000.00

	Total Principal Balance of Notes (End of Period)	WAL			$446,977,193.49	0.7129904	$712.99
	A-1 notes Ending Principal balance	0.42	$143,974,000.00	Pro Rata %	$0.00	0.0000000	$0.00
	A-2a notes Ending Principal balance	1.15	$67,000,000.00	39.18%	$52,912,852.11	0.7897441	$789.74
	A-2b notes Ending Principal balance	1.15	$104,000,000.00	60.82%	$82,133,382.38	0.7897441	$789.74
	A-3a notes Ending Principal balance	2.20	$110,000,000.00	64.71%	$110,000,000.00	1.0000000	$1,000.00
	A-3b notes Ending Principal balance	2.20	$60,000,000.00	35.29%	$60,000,000.00	1.0000000	$1,000.00
	A-4a notes Ending Principal balance	3.48	$96,257,000.00	76.24%	$96,257,000.00	1.0000000	$1,000.00
	A-4b notes Ending Principal balance	3.48	$30,000,000.00	23.76%	$30,000,000.00	1.0000000	$1,000.00
	B notes Ending Principal balance	3.48	$15,673,959.00		$15,673,959.00	1.0000000	$1,000.00

	Class A-1 notes Interest Paid				$36,559.12	0.0002539	$0.25
	Class A-2a notes Interest Paid				$225,566.67	0.0033667	$3.37
	Class A-2b notes Interest Paid				$196,574.44	0.0018901	$1.89
	Class A-3a notes Interest Paid				$438,166.67	0.0039833	$3.98
	Class A-3b notes Interest Paid				$134,075.00	0.0022346	$2.23
	Class A-4a notes Interest Paid				$449,199.33	0.0046667	$4.67
	Class A-4b notes Interest Paid				$79,954.17	0.0026651	$2.67
	Class B notes Interest Paid				$0.00	0.0000000	$0.00

	Class A-1 notes Interest Shortfall				$0.00	0.0000000	$0.00
	Class A-2a notes Interest Shortfall				$0.00	0.0000000	$0.00
	Class A-2b notes Interest Shortfall				$0.00	0.0000000	$0.00
	Class A-3a notes Interest Shortfall				$0.00	0.0000000	$0.00
	Class A-3b notes Interest Shortfall				$0.00	0.0000000	$0.00
	Class A-4a notes Interest Shortfall				$0.00	0.0000000	$0.00
	Class A-4b notes Interest Shortfall				$0.00	0.0000000	$0.00
	Class B notes Interest Shortfall				$0.00	0.0000000	$0.00

	Class A-1 notes Principal Paid				$14,555,843.62	0.1011005	$101.10
	Class A-2a notes Principal Paid				$14,087,147.89	0.2102559	$210.26
	Class A-2b notes Principal Paid				$21,866,617.62	0.2102559	$210.26
	Class A-3a notes Principal Paid				$0.00	0.0000000	$0.00
	Class A-3b notes Principal Paid				$0.00	0.0000000	$0.00
	Class A-4a notes Principal Paid				($0.00)	(0.0000000)	($0.00)
	Class A-4b notes Principal Paid				($0.00)	(0.0000000)	($0.00)
	Class B notes Principal Paid				($0.00)	(0.0000000)	($0.00)

Negative Carry Account
Negative Carry		1.75000%	12/13/2007		2.90527%
Negative Carry Days Remaining			1/15/2008		0
Required Negative Carry Account					$0.00
Beginning Negative Carry Account					$0.00
Negative Carry Account Withdrawals to Distribution Account					$0.00
Negative Carry Released to Seller					$0.00
Ending Negative Carry Account Balance					$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.60%		$0.00
Spread Account Test - 3 Month Average Delinquency Ratio					0.0763%
Spread Account Test - Cumulative Net Loss Ratio					0.1693%
Spread Account Test Met	Original	November 15, 2009	May 15, 2010	November 15, 2010	NO
Required Spread Account Target	2.60%	2.00%	1.75%	1.50%	$16,299,528.94
Required Spread Account				May 15, 2011	$16,299,528.94
Beginning Spread Account Balance			1.15%		$16,299,528.94
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$16,299,528.94

Principal Supplement Account
Required Principal Supplement Account Balance					$0.00
Beginning Principal Supplement Account Balance					$0.00
Additional Deposit to Principal Supplement Account from Pre-funding					$0.00
Principal Supplement Account Withdrawals to Distribution Account					$0.00
Principal Supplement Account Released to Seller					$0.00
Ending Principal Supplement Account					$0.00

Pre-funding Account
Beginning Pre-funding Account Balance					$0.00
New Contract Value Purchased					$0.00
Deposits to Spread Account					$0.00
Deposits to Principal Supplement Account					$0.00
Release to Seller for Purchased Amount					$0.00
Excess Release to Noteholders for Unpurchased Amount
Ending Pre-funding Account Balance					$0.00
				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	16,236	4/30/08	5/22/08	626,904,959.29
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	16,236			626,904,959.29

Backup Servicer Account
Backup Servicer Account Initial Deposit					$150,000.00
Backup Servicer Account Beginning Balance					$150,000.00
Backup Servicer Account Expenses					$0.00
Backup Servicer Account Investment Earnings					$113.76
Backup Servicer Account Investment Earnings - Released to Seller					($113.76)
Ending Backup Servicer Account Balance					$150,000.00

Total Release to Seller					$911,338.80

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Nov-09	1.75%
May-10	2.50%
Nov-10	3.00%
May-11	3.50%
Second Prior Month Delinquency Ratio		0.0465%
Prior Month Delinquency Ratio		0.0754%
Current Month Delinquency Ratio		0.1070%
3 Month Average Delinquency Ratio		0.0763%

Test			Variance	Trigger
Current Distribution Date		1/15/2009
(1)	Is current distribution month June, 2009 or December, 2009, or June, 2010 or December 2010 ?	NO
(2)	Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?	NO	-0.0763%	0.00%
If both (1) and (2) are “YES” then see Cumulative Net Loss Ratio		NO

Cumulative Net Loss Ratio Test**
Payment Date
Nov-09	0.40%
May-10	0.55%
Nov-10	0.65%
May-11	0.75%
Cumulative Net Loss Ratio		0.1693%

Test			Variance	Trigger
(1)	Is current distribution month June, 2009 or December, 2009, or June, 2010 or December 2010?	NO
(2)	Is the Cumulative Net Loss Ratio < Specified Percentage for specified month? If both (1) and (2) are “YES” then see next test below	NO NO	-0.1693%	0.00%

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.25% at March 2009 and/or 2.00% at September 2009 and/or 1.50% at March 2010		NO

DEFINITIONS:

Average Delinquency Ratio Test*
On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months.
The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than
Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**
The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the
Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

	Number of Loans at Beginning of Period		14,778
	Number of Loans at End of Period		14,440

	Weighted Average Coupon on Receivables		4.78
	Weighted Average Original Term on Receivables		53.66
	Weighted Average Remaining Term on Receivables		41.12

	Pool Factor		0.71299
	A-1 Note Pool Factor		0.00000
	A-2a Note Pool Factor		0.78974
	A-2b Note Pool Factor
	A-3a Note Pool Factor		1.00000
	A-3b Note Pool Factor		1.00000
	A-4a Note Pool Factor		1.00000
	A-4b Note Pool Factor		1.00000
	B Note Pool Factor		1.00000
	Prepayment Amount - Monthly		12,769,620.19
	Prepayment Amount - Life-to Date		81,027,758.02

Collateral Performance

	Contractural Delinquency: (Excluding Liquidated and Purchased Contracts)		Count	%	Amount	%
	< 31 Days delinquent		1,366	8.48%	45,274,064.13	7.33%
	31-60 Days delinquent		169	1.05%	7,012,553.62	1.14%
	61-90 Days delinquent		72	0.45%	3,182,143.70	0.52%
	91-120 Days delinquent		31	0.19%	1,026,849.88	0.17%
	121-150 Days delinquent		12	0.07%	289,015.15	0.05%
	151-180 Days delinquent		13	0.08%	424,791.28	0.07%
	181 + Days delinquent		22	0.14%	1,429,285.34	0.23%
	TOTAL	(Delinquency data is for total contract balance past due)	1,685	10.46%	58,638,703.10	9.50%

	Scheduled Amounts 30 - 59 days past due		$1,732,681.10	0.39%
	Scheduled Amounts 60 days or more past due		$478,122.78	0.11%

	Losses on Liquidated Receivables		Month $	Month #	LTD $	LTD #
	Gross Losses (1)		$ 268,600.94	16	$ 823,081.94	93

	Net Loss as % of the Average Portfolio Balance		0.057%		0.057%
	Net Loss as a % of the Initial Deal Size		0.043%		0.131%
	Average Net Loss on all assets that have experienced a net loss		0.00		0.00

	Realized Losses

	Net Losses on Liquidated Receivables		$268,600.94	0.06%
	Write Down Amount on 180 Day Receivables		($42,112.64)
	Monthly Realized Losses (Total)		$226,488.30

	Cumulative Net Losses on Liquidated Receivables		$823,081.94
	Cumulative Write Down Amount on 180 Day Receivables		$238,528.56
	Cumulative Realized Losses (Total)		$1,061,610.50

	Repossession Inventory and 180-Day Receivables

	Repossessed Equipment not Sold or Reassigned (Beginning)		$806,507.05
	Repossessed Equipment not Sold or Reassigned (End)		$1,255,717.28

	Balance of 180 Day Receivables (Beg of month)		$701,602.98
	Balance of 180 Day Receivables (End of month)		$596,321.43

	(1) The realizable estimated loss at the time of repossession or full charge-off if written off without a repossession
	(2) Recovery of any estimated loss amount after the sale of repossessed equipment or from the defaulted obligor.
	(3) Sum of the monthly loss number of accounts will not equal the life-to-date number of accounts due to loss
	activity on the same account in multiple months. Duplicate accounts in multiple months have been removed.

	STATEMENTS TO NOTEHOLDERS

1

Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period,  re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

			NO

2	Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3	Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4	Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5	Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO